Commitment and Contingencies (Details Narrative)	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies